Property and equipment (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	R$ 6,844	R$ 16,344
Additions	1,410	1,896
Remeasurement	382	716
Impairment	(8)	(8)
Depreciation	(826)	(1,530)
Write-offs	(772)	(353)
Transfers	(143)	(206)
Exchange rate changes	769	(1,738)
Deconsolidation exito	(1,079)
Assets held for sale or distribution		(8,277)
Property and equipment, ending	6,577	6,844
Lease Right Of Use [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	3,015	4,771
Additions	491	440
Remeasurement	382	716
Impairment		(6)
Depreciation	(428)	(746)
Write-offs	(221)	(168)
Exchange rate changes	182	(367)
Deconsolidation exito	(320)
Assets held for sale or distribution		(1,625)
Property and equipment, ending	3,101	3,015
Land [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	422	3,125
Additions		15
Remeasurement
Impairment
Depreciation
Write-offs	(191)	(5)
Transfers	(2)	(14)
Exchange rate changes	198	(437)
Deconsolidation exito	(195)
Assets held for sale or distribution		(2,262)
Property and equipment, ending	232	422
Land [member] | Lease Right Of Use [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		5
Additions
Depreciation		(1)
Assets held for sale or distribution		(4)
Property and equipment, ending
Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	445	4,008
Additions	26	69
Impairment	(8)
Depreciation	(17)	(126)
Write-offs	(71)	(14)
Transfers	7	(5)
Exchange rate changes	251	(653)
Deconsolidation exito	(272)
Assets held for sale or distribution		(2,834)
Property and equipment, ending	361	445
Buildings [member] | Lease Right Of Use [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	3,015	4,728
Additions	487	430
Remeasurement	382	716
Impairment		(6)
Depreciation	(428)	(736)
Write-offs	(221)	(168)
Exchange rate changes	181	(360)
Deconsolidation exito	(315)
Assets held for sale or distribution		(1,589)
Property and equipment, ending	3,101	3,015
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	1,454	1,809
Additions	87	143
Impairment		(2)
Depreciation	(142)	(197)
Write-offs	(184)	(43)
Transfers	231	227
Exchange rate changes	24	(41)
Deconsolidation exito	(64)
Assets held for sale or distribution		(442)
Property and equipment, ending	1,406	1,454
Machinery [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	905	1,616
Additions	200	385
Depreciation	(156)	(295)
Write-offs	(55)	(73)
Transfers	95	139
Exchange rate changes	85	(167)
Deconsolidation exito	(157)
Assets held for sale or distribution		(700)
Property and equipment, ending	917	905
Facilities [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	117	197
Additions	5	11
Depreciation	(21)	(33)
Write-offs	(12)	(7)
Transfers	18	30
Exchange rate changes	(2)	5
Deconsolidation exito	(2)
Assets held for sale or distribution		(86)
Property and equipment, ending	103	117
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	338	614
Additions	82	176
Depreciation	(52)	(121)
Write-offs	(19)	(27)
Transfers	(12)	23
Exchange rate changes	30	(59)
Deconsolidation exito	(39)
Assets held for sale or distribution		(268)
Property and equipment, ending	328	338
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	116	171
Additions	477	644
Write-offs	(17)	(13)
Transfers	(480)	(615)
Exchange rate changes	(1)	(17)
Deconsolidation exito	(26)
Assets held for sale or distribution		(54)
Property and equipment, ending	69	116
Other [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	32	33
Additions	42	13
Depreciation	(10)	(12)
Write-offs	(2)	(3)
Transfers		9
Exchange rate changes	2	(2)
Deconsolidation exito	(4)
Assets held for sale or distribution		(6)
Property and equipment, ending	60	32
Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	3,829	11,573
Additions	919	1,456
Impairment	(8)	(2)
Depreciation	(398)	(784)
Write-offs	(551)	(185)
Transfers	(143)	(206)
Exchange rate changes	587	(1,371)
Deconsolidation exito	(759)
Assets held for sale or distribution		(6,652)
Property and equipment, ending	3,476	3,829
Equipments [Member] | Lease Right Of Use [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning		38
Additions	4	10
Depreciation		(9)
Exchange rate changes	1	(7)
Deconsolidation exito	(5)
Assets held for sale or distribution		(32)
Property and equipment, ending